John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 91.8%		$1,334,634,916
(Cost $1,036,916,065)
Brazil 4.9%		71,686,978
Banco BTG Pactual SA	2,413,700	13,915,960
Raia Drogasil SA	3,587,700	17,506,700
TOTVS SA	2,100,300	10,304,416
WEG SA	3,345,000	29,959,902
China 20.8%		301,628,432
Alibaba Group Holding, Ltd.	1,433,420	14,105,175
Beijing Kingsoft Office Software, Inc., Class A	266,221	7,768,342
Centre Testing International Group Company, Ltd., Class A	11,341,308	18,097,742
Kanzhun, Ltd., ADR	983,702	13,358,673
Kingdee International Software Group Company, Ltd. (A)	15,403,000	12,343,515
Kingsoft Corp., Ltd.	3,396,800	9,621,918
Kweichow Moutai Company, Ltd., Class A	83,176	16,352,221
Meituan, Class B (A)(B)	3,244,590	44,926,769
NARI Technology Company, Ltd., Class A	7,768,558	25,811,055
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	193,528	6,891,333
Shenzhou International Group Holdings, Ltd.	1,201,600	10,172,125
Tencent Holdings, Ltd.	1,785,800	82,408,339
Tencent Music Entertainment Group, ADR	1,280,273	18,154,271
Trip.com Group, Ltd. (A)	506,350	21,616,954
Greece 3.1%		45,725,577
National Bank of Greece SA	2,842,984	24,956,631
Piraeus Financial Holdings SA	4,915,770	20,768,946
Hong Kong 1.0%		14,134,901
AIA Group, Ltd.	2,113,200	14,134,901
India 23.3%		338,982,486
Coforge, Ltd.	162,773	12,305,884
HDFC Bank, Ltd.	1,743,231	33,732,515
ICICI Bank, Ltd.	1,749,244	25,522,997
KEI Industries, Ltd.	287,778	14,957,203
KPIT Technologies, Ltd.	662,022	14,663,138
Mahindra & Mahindra, Ltd.	893,216	31,106,116
MakeMyTrip, Ltd. (A)	281,208	26,318,257
Max Healthcare Institute, Ltd.	1,448,443	16,017,754
PB Fintech, Ltd. (A)	1,508,544	26,048,588
Reliance Industries, Ltd.	877,699	31,623,736
Tata Consultancy Services, Ltd.	494,868	26,025,271
Tata Consumer Products, Ltd.	1,166,671	16,587,061
The Indian Hotels Company, Ltd.	1,066,643	8,197,448
UltraTech Cement, Ltd.	133,279	18,954,434
United Spirits, Ltd.	874,415	14,724,090
Zomato, Ltd. (A)	8,061,436	22,197,994
Indonesia 2.8%		40,678,101
Bank Central Asia Tbk PT	39,446,200	24,977,764
Sumber Alfaria Trijaya Tbk PT	89,853,200	15,700,337
Kazakhstan 0.8%		11,634,273
Kaspi.KZ JSC, ADR	89,405	11,634,273
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico 4.5%		$64,965,441
BBB Foods, Inc., Class A (A)	419,806	11,397,733
Fomento Economico Mexicano SAB de CV	1,587,900	17,517,100
Grupo Financiero Banorte SAB de CV, Series O	2,568,100	19,285,217
Wal-Mart de Mexico SAB de CV	5,038,000	16,765,391
Netherlands 1.5%		21,899,410
Prosus NV (A)	627,790	21,899,410
Peru 1.4%		20,000,544
Credicorp, Ltd.	117,209	20,000,544
Poland 2.2%		31,415,758
Bank Polska Kasa Opieki SA	372,957	15,108,911
Dino Polska SA (A)(B)	183,486	16,306,847
Russia 0.0%		206,607
Sberbank of Russia PJSC, ADR (A)(C)	558,398	206,607
Saudi Arabia 1.0%		14,972,079
Saudi Tadawul Group Holding Company	242,625	14,972,079
South Korea 3.4%		49,680,046
SK Hynix, Inc.	346,387	49,680,046
Taiwan 15.8%		229,455,326
ASE Technology Holding Company, Ltd.	4,598,000	21,459,368
eMemory Technology, Inc.	460,000	32,676,217
MediaTek, Inc.	882,000	33,591,091
Taiwan Semiconductor Manufacturing Company, Ltd.	4,168,000	121,586,039
Yageo Corp.	826,000	20,142,611
United Kingdom 1.4%		20,369,612
Anglo American PLC	671,905	20,369,612
Uruguay 3.9%		57,199,345
Globant SA (A)	154,759	30,133,125

MercadoLibre, Inc. (A)	16,218	27,066,220
Preferred securities 7.3%		$105,132,501
(Cost $65,246,590)
Brazil 1.5%		21,555,399
Itau Unibanco Holding SA	3,598,600	21,555,399
South Korea 5.8%		83,577,102

Samsung Electronics Company, Ltd.	1,755,569	83,577,102
Rights 0.0%		$198,581
(Cost $0)
Tata Consumer Products, Ltd. (Expiration Date: 8-20-24; Strike Price: INR 818.00) (A)	44,871	198,581

	Yield (%)	Shares	Value
Short-term investments 1.5%			$22,229,387
(Cost $22,229,387)
Short-term funds 1.5%			22,229,387
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.1400(D)	22,229,387	22,229,387

Total investments (Cost $1,124,392,042) 100.6%	$1,462,195,385
Other assets and liabilities, net (0.6%)	(8,804,516)
Total net assets 100.0%	$1,453,390,869

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
INR	Indian Rupee

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 7-31-24.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Information technology	32.9%
Financials	19.7%
Consumer discretionary	15.6%
Consumer staples	9.8%
Communication services	8.5%
Industrials	6.1%
Materials	2.7%
Energy	2.2%
Health care	1.6%
Short-term investments and other	0.9%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$71,686,978	$71,686,978	—	—
China	301,628,432	31,512,944	$270,115,488	—
Greece	45,725,577	—	45,725,577	—
Hong Kong	14,134,901	—	14,134,901	—
India	338,982,486	26,318,257	312,664,229	—
Indonesia	40,678,101	—	40,678,101	—
Kazakhstan	11,634,273	11,634,273	—	—
Mexico	64,965,441	64,965,441	—	—
Netherlands	21,899,410	—	21,899,410	—
Peru	20,000,544	20,000,544	—	—
Poland	31,415,758	—	31,415,758	—
Russia	206,607	—	—	$206,607
Saudi Arabia	14,972,079	—	14,972,079	—
South Korea	49,680,046	—	49,680,046	—
Taiwan	229,455,326	—	229,455,326	—
United Kingdom	20,369,612	—	20,369,612	—
Uruguay	57,199,345	57,199,345	—	—
|	5

	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Brazil	$21,555,399	$21,555,399	—	—
South Korea	83,577,102	—	$83,577,102	—
Rights	198,581	—	198,581	—
Short-term investments	22,229,387	22,229,387	—	—
Total investments in securities	$1,462,195,385	$327,102,568	$1,134,886,210	$206,607
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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